SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The Company’s significant estimates used in these consolidated financial statements include, but are not limited to, revenue recognition, fair value of stock-based compensation, and the determination of the economic useful life of depreciable property and equipment. Certain of the Company’s estimates could be affected by external conditions, including those unique to the Company and general economic conditions. It is reasonably possible that these external factors could have an effect on the Company’s estimates and could cause actual results to differ from those estimates.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The Company’s significant estimates used in these consolidated financial statements include, but are not limited to, revenue recognition, fair value of stock-based compensation, and the determination of the economic useful life of depreciable property and equipment. Certain of the Company’s estimates could be affected by external conditions, including those unique to the Company and general economic conditions. It is reasonably possible that these external factors could have an effect on the Company’s estimates and could cause actual results to differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents. The Company considers all highly liquid, short-term investments with original maturities of three months or less when purchased to be cash equivalents.	Cash and Cash Equivalents. The Company considers all highly liquid, short-term investments with original maturities of three months or less when purchased to be cash equivalents.
Accounts Receivable

Accounts Receivable. Accounts receivable are carried at their contractual amounts, less an estimated allowance for credit losses. Credit is granted in the normal course of business without collateral. The typical payment term is 30 days. Management estimates the allowance for credit losses using a loss-rate approach based on historical loss information, adjusted for management’s expectations about current and future economic conditions, as the basis to determine expected credit losses. Management exercises significant judgment in determining expected credit losses. Key inputs include macroeconomic factors, industry trends, the creditworthiness of counterparties, historical experience, the financial conditions of the customers, and the amount and age of past due accounts. Management believes that the composition of receivables at year-end is consistent with historical conditions as credit terms and practices and the client base has not changed significantly. Receivables are considered past due if full payment is not received by the contractual due date. Past due accounts are generally written off against the allowance for credit losses only after all collection attempts have been exhausted. The allowance for credit losses was $232,206 and $203,960 as of March 31, 2026 and December 31, 2025, respectively. There were two and one customers who represented in the aggregate 25% and 12% of total accounts receivable as of March 31, 2026 and December 31, 2025, respectively.

Accounts Receivable. Accounts receivable are carried at their contractual amounts, less an estimated allowance for credit losses. Credit is granted in the normal course of business without collateral. The typical payment term is 30 days. Management estimates the allowance for credit losses using a loss-rate approach based on historical loss information, adjusted for management’s expectations about current and future economic conditions, as the basis to determine expected credit losses. Management exercises significant judgment in determining expected credit losses. Key inputs include macroeconomic factors, industry trends, the creditworthiness of counterparties, historical experience, the financial conditions of the customers, and the amount and age of past due accounts. Management believes that the composition of receivables at year-end is consistent with historical conditions as credit terms and practices and the client base has not changed significantly. Receivables are considered past due if full payment is not received by the contractual due date. Past due accounts are generally written off against the allowance for credit losses only after all collection attempts have been exhausted. The allowance for credit losses was $203,960 and $173,267 as of December 31, 2025 and 2024, respectively. The following customers individually represented 10% or more of total accounts receivable as of December 31, 2025 and 2024:

	December 31,	December 31,
	2025	2024
Customer A	12%	33%
Customer B	—	19%

Inventories

Inventories. Inventory is recorded at the lower of cost or net realizable value on an average cost basis. The Company reduces the carrying value of inventories for those items that are potentially excess, obsolete, or slow moving based on a review of recent sales trends and expected future demand.

Inventories. Inventory is recorded at the lower of cost or net realizable value on an average basis. The Company reduces the carrying value of inventories for those items that are potentially excess, obsolete, or slow moving based on a review of recent sales trends and expected future demand.

Property and Equipment

Property and Equipment. Property and equipment are stated at cost, net of accumulated depreciation and amortization, which is recorded commencing at the in-service date using the straight-line method over the estimated useful lives of the assets, as follows: 3 to 5 years for lab, office and computer equipment, 5 to 7 years for furniture and fixtures, 10 to 15 years for building improvements, and 5 years for software. When fixed assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the statements of comprehensive loss for the respective period. Minor additions and repairs are expensed in the period incurred. Major additions and repairs which extend the useful life of existing assets are capitalized and depreciated using the straight-line method over their remaining estimated useful lives.

Property and Equipment. Property and equipment are stated at cost, net of accumulated depreciation and amortization, which is recorded commencing at the in-service date using the straight-line method over the estimated useful lives of the assets, as follows: 3 to 5 years for lab, office and computer equipment, 5 to 7 years for furniture and fixtures, 10 to 15 years for building improvements, and 5 years for software. When fixed assets are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in the statements of comprehensive loss for the respective period. Minor additions and repairs are expensed in the period incurred. Major additions and repairs which extend the useful life of existing assets are capitalized and depreciated using the straight-line method over their remaining estimated useful lives.

Deferred revenue

Deferred revenue. The Company classifies amounts billed to customers for which the related services or performance obligations have not yet been satisfied as deferred revenue, which represents contract liabilities under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606. These amounts are recorded as a contract liability until the Company fulfills its obligations under the contract.

Deferred revenue activity as of March 31, 2026 is summarized as follows:

March 31, 2026
Balance at December 31, 2025	$348,538
Billings in advance of revenue recognition	1,325,425
Revenue recognized from beginning balance	(1,387,274)
Balance at March 31, 2026	$286,689

All deferred revenue outstanding as of March 31, 2026 is expected to be recognized within the following twelve months. Because the Company’s contracts have an original expected duration of one year or less, the Company has elected the practical expedient in ASC 606-10-50-14 and does not disclose information about remaining performance obligations.

Deferred revenue. The Company classifies amounts billed to customers for which the related services or performance obligations have not yet been satisfied as deferred revenue, which represents contract liabilities under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606. These amounts are recorded as a contract liability until the Company fulfills its obligations under the contract.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Deferred revenue activity for the years ended December 31, 2025 and 2024 is summarized as follows:

	2025	2024
Balance, beginning of year	$129,140	$281,403
Billings in advance of revenue recognition	376,981	26,169
Revenue recognized from beginning balance	(157,583)	(178,432)
Balance, end of year	$348,538	$129,140

All deferred revenue outstanding as of December 31, 2025 is expected to be recognized within the following twelve months. Because the Company’s contracts have an original expected duration of one year or less, the Company has elected the practical expedient in ASC 606-10-50-14 and does not disclose information about remaining performance obligations.

Contingent Liabilities

Contingent Liabilities. The Company, from time to time, may be involved in certain legal proceedings. Based upon consultation with outside counsel handling its defense in these matters and the Company’s analysis of potential outcomes, if the Company determines that a loss arising from such matters is probable and can be reasonably estimated, an estimate of the contingent liability is recorded in its consolidated financial statements. If only a range of estimated loss can be determined, an amount within the range that, based on estimates, assumptions and judgments, reflects the most likely outcome, is recorded as a contingent liability in the consolidated financial statements. In situations where none of the estimates within the estimated range is a better estimate of probable loss than any other amount, the Company records the low end of the range. Any such accrual would be charged to expense in the appropriate period. Litigation expenses for these types of contingencies are recognized in the period in which the litigation services were provided.

Contingent Liabilities. The Company, from time to time, may be involved in certain legal proceedings. Based upon consultation with outside counsel handling its defense in these matters and the Company’s analysis of potential outcomes, if the Company determines that a loss arising from such matters is probable and can be reasonably estimated, an estimate of the contingent liability is recorded in its consolidated financial statements. If only a range of estimated loss can be determined, an amount within the range that, based on estimates, assumptions and judgments, reflects the most likely outcome, is recorded as a contingent liability in the consolidated financial statements. In situations where none of the estimates within the estimated range is a better estimate of probable loss than any other amount, the Company records the low end of the range. Any such accrual would be charged to expense in the appropriate period. Litigation expenses for these types of contingencies are recognized in the period in which the litigation services were provided.

Stock-based Payments

Stock-based Payments. The Company accounts for stock-based compensation under the provisions of FASB ASC 718, “Compensation — Stock Compensation”, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The fair value of restricted stock awards is estimated by the market price of the Company’s common stock at the date of grant. Restricted stock awards are being amortized to expense over the shorter of the requisite service period or the actual vesting period. The Company estimates the fair value of option and warrant awards on the date of grant using the Black-Scholes model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the shorter of the requisite service period or the actual vesting period, using the straight-line method. In June 2018, the FASB issued Accounting Standard Update (“ASU”) No. 2018-07, Compensation – Stock Compensation (Topic 718), Improvements to Nonemployee stock-based Payment Accounting (the “2018 Update”). The amendments in the 2018 Update expand the scope of Topic 718 to include stock-based payment transactions for acquiring goods and services from non-employees. Prior to the 2018 Update, Topic 718 applied only to share- based transactions to employees. Consistent with the accounting requirement for employee stock-based payment awards, nonemployee stock-based payment awards within the scope of Topic 718 are measured at grant-date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied. The Company has elected to account for forfeiture of stock-based awards as they occur.

Stock-based Payments

The Company accounts for stock-based compensation under the provisions of FASB ASC 718, “Compensation — Stock Compensation”, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The fair value of restricted stock awards is estimated by the market price of the Company’s common stock at the date of grant. Restricted stock awards are being amortized to expense over the shorter of the requisite service period or the actual vesting period. The Company estimates the fair value of option and warrant awards on the date of grant using the Black-Scholes model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the shorter of the requisite service period or the actual vesting period, using the straight-line method. In June 2018, the FASB issued Accounting Standard Update (“ASU”) No. 2018-07, Compensation — Stock Compensation (Topic 718), Improvements to Nonemployee stock-based Payment Accounting (the “2018 Update”). The amendments in the 2018 Update expand the scope of Topic 718 to include stock-based payment transactions for acquiring goods and services from non-employees. Prior to the 2018 Update, Topic 718 applied only to share-based transactions to employees. Consistent with the accounting requirement for employee stock-based payment awards, nonemployee stock-based payment awards within the scope of Topic 718 are measured at grant- date fair value of the equity instruments that an entity is obligated to issue when the good has been delivered or the service has been rendered and any other conditions necessary to earn the right to benefit from the instruments have been satisfied.

The Company has elected to account for forfeiture of stock-based awards as they occur.

Warrants

Warrants. The Company classifies a warrant to purchase shares of its common stock as equity on its consolidated balance sheets as this warrant is a free-standing financial instrument that is indexed to the Company’s own stock and meets the criteria for equity classification. Each warrant is initially recorded within equity at the date of grant, net of issuance costs, and is not subsequently re-measured. Changes in the fair value of the warrant are not recognized after the initial measurement. The warrants will remain classified in equity until they are exercised or expire.

Warrants. The Company classifies a warrant to purchase shares of its common stock as equity on its consolidated balance sheets as this warrant is a free-standing financial instrument that is indexed to the Company’s own stock and meets the criteria for equity classification. Each warrant is initially recorded within equity at the date of grant, net of issuance costs, and is not subsequently re-measured. Changes in the fair value of the warrant are not recognized after the initial measurement. The warrants will remain classified in equity until they are exercised or expire.

Revenue Recognition

Revenue Recognition. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, the Company recognizes revenue when it satisfies performance obligations, by transferring promised goods or services to customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for fulfilling those performance obligations. The Company’s primary revenue streams include sales of aerial robotic systems and related software solutions, service revenue and subscription revenue generated through the Company’s installment program.

Product Sales

Beginning in August 2024, revenue for product sales is recognized upon shipment, which is the point in time when control of the product transfers to the customer. Prior to August 2024, revenue was recognized upon customer receipt.

Subscription Revenue Installment Program

The Company offers customers an installment-based subscription program under which a drone is delivered to the customer at the outset, and the customer pays fixed monthly subscription fees usually over a 24-month term. Customers may cancel the arrangement at any time by providing 90 days’ notice and returning the drone at the end of the notice period. Because the customer may cancel the arrangement prior to completing the 24-month term, the Company does not have an unconditional right to the remaining consideration at the time of delivery.

Under ASC 606, the Company has determined that the installment program represents a series of monthly performance obligations to provide the customer with access to and use of the drone for as long as the customer continues to participate in the program. Revenue is recognized monthly, as invoices are issued and the Company’s right to consideration for each installment becomes unconditional. A trade receivable is recorded only for amounts invoiced. The total monthly subscription fees over the 24-month period equal the cash selling price of the drone. The Company evaluated whether the installment program includes a significant financing component and concluded that it does not, as the absence of interest represents a sales incentive.

Service Revenue

Service revenue is recognized over time as the related services are performed, based on the nature of the underlying service arrangement.

Remaining Performance Obligations

As of March 31, 2026 and December 31, 2025, deferred revenue totaled $286,689 and $348,538 respectively, representing amounts billed in advance for which performance obligations have not yet been satisfied.

Concentration

Revenue from four customers accounted for approximately 60% of the Company’s revenue in the three months ended March 31, 2026. Revenue from two customers accounted for 41% of the Company’s sales in the three months ended March 31, 2025.

Revenue Recognition. In accordance with FASB ASC 606, “Revenue from Contracts with Customers”, the Company recognizes revenue when it satisfies performance obligations, by transferring promised goods or services to customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for fulfilling those performance obligations. The Company’s primary revenue streams include sales of aerial robotic systems and related software solutions, service revenue and subscription revenue generated through the Company’s installment program.

Product Sales

Beginning in August 2024, revenue for product sales is recognized upon shipment, which is the point in time when control of the product transfers to the customer. Prior to August 2024, revenue was recognized upon customer receipt.

Subscription Revenue Installment Program

The Company offers customers an installment-based subscription program under which a drone is delivered to the customer at the outset, and the customer pays fixed monthly subscription fees usually over a 24-month term. Customers may cancel the arrangement at any time by providing 90 days’ notice and returning the drone at the end of the notice period. Because the customer may cancel the arrangement prior to completing the 24-month term, the Company does not have an unconditional right to the remaining consideration at the time of delivery.

Under ASC 606, the Company has determined that the installment program represents a series of monthly performance obligations to provide the customer with access to and use of the drone for as long as the customer continues to participate in the program. Revenue is recognized monthly, as invoices are issued and the Company’s right to consideration for each installment becomes unconditional. A trade receivable is recorded only for amounts invoiced. The total monthly subscription fees over the 24-month period equal the cash selling price of the drone. The Company evaluated whether the installment program includes a significant financing component and concluded that it does not, as the absence of interest represents a sales incentive.

Service Revenue

Service revenue is recognized over time as the related services are performed, based on the nature of the underlying service arrangement.

Remaining Performance Obligations

As of December 31, 2025 and December 31, 2024, deferred revenue totaled $348,538 and $129,140, respectively, representing amounts billed in advance for which performance obligations have not yet been satisfied.

Concentrations

Three and two customers represented in the aggregate 36% and 28% of total revenues for the years ended December 31, 2025 and 2024, respectively, as shown below:

	2025	2024
Customer A	14%	15%
Customer B	11%	13%
Customer C	11%

Cost of Revenues	Cost of Revenues. Cost of revenues includes materials, wages, freight charges, depreciation and inspection costs.	Cost of Revenues. Cost of revenues includes materials, wages, freight charges, depreciation and inspection costs.
Comprehensive income

Comprehensive income. The Company follows Accounting Standards Codification ASC 220 in reporting comprehensive income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Other comprehensive income is limited to foreign currency translation adjustments. Therefore, total comprehensive income includes net income (loss) and foreign currency translation adjustments.

Comprehensive income. The Company follows ASC 220 in reporting comprehensive income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Other comprehensive income is limited to foreign currency translation adjustments. Therefore, total comprehensive income includes net income (loss) and foreign currency translation adjustments.

Foreign Currency Transactions and Translation

Foreign Currency Transactions and Translation. Exyn’s functional currency is the United States Dollar (“USD”) and Exyn Latam’s functional currency is the Chilean Peso (“CLP”).

For the purpose of presenting these consolidated financial statements the reporting currency is USD. The Company’s assets and liabilities are expressed in USD at the exchange rate on the balance sheet date, equity accounts are translated at historical rates, and income and expense items are translated at the weighted average exchange rate during the period. The resulting translation adjustments are reported under accumulated other comprehensive income in the stockholders’ equity section of the balance sheets.

Transactions in currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing on the date of the transaction.

Exchange rate used for the translation are as follows:

	Three Months	Three Months
	Ended	Ended
	March 31, 2026	March 31, 2025
CLP to USD
Spot	$927.46	$953.07
Average	$892.78	$962.48

Foreign Currency Transactions and Translation. Exyn’s functional currency is the United States Dollar (“USD”) and the Exyn Latam functional currency is the Chilean Peso (“CLP”).

For the purpose of presenting these consolidated financial statements the reporting currency is USD. The Company’s assets and liabilities are expressed in USD at the exchange rate on the balance sheet date, equity accounts are translated at historical rates, and income and expense items are translated at the weighted average exchange rate during the period. The resulting translation adjustments are reported under accumulated other comprehensive income in the stockholders’ equity section of the balance sheets.

Transactions in currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing on the date of the transaction.

Exchange rate used for the translation as follows:

	12/31/2025	12/31/2024
CLP to USD
Spot	$907.13	$996.46
Average	$951.50	$996.46

Earnings Per Share

Earnings Per Share. The Company follows ASC 260 when reporting Earnings Per Share (“EPS”) resulting in the presentation of basic and diluted earnings per share. Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted-average number of vested common shares outstanding during the period. Diluted net income (loss) per common share is computed by dividing net income (loss) by the weighted-average number of vested common shares outstanding, plus the effect of potentially dilutive common stock equivalents, if any. In periods when losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive.

For the three months ended March 31, 2026 and 2025, the Company had net losses and therefore all potentially dilutive securities were excluded from the diluted EPS calculation, as their inclusion would have been anti-dilutive.

For the three months ended March 31, 2026 and 2025, the Company excluded the following common stock equivalents from its calculation of diluted EPS, as their effect would have been anti-dilutive.

	March 31, 2026	March 31, 2025
Convertible Preferred Stock	2,605,191	2,572,899
Options	694,729	662,128
Warrants for equity investors and placement agent	83,213	83,213
Total Common Stock Equivalents	3,383,133	3,318,240

During the year ended December 31, 2025, the Company issued Simple Agreements for Future Equity (“SAFEs”), which are contingently convertible into preferred stock upon the occurrence of specified events (e.g., an equity financing or liquidity event); as such conditions were not met as of March 31, 2026 the related shares are not considered issuable and are therefore excluded from the table above. There were no outstanding SAFEs as of March 31, 2025.

Earnings Per Share. The Company follows ASC 260 when reporting Earnings Per Share (“EPS”) resulting in the presentation of basic and diluted earnings per share. Basic net income (loss) per common share is computed by dividing net income (loss) by the weighted-average number of vested common shares outstanding during the period. Diluted net income (loss) per common share is computed by dividing net income (loss) by the weighted-average number of vested common shares outstanding, plus the effect of potentially dilutive common stock equivalents, if any. In periods when losses are reported, the weighted- average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive.

For the years ended December 31, 2025 and 2024, the Company had net losses and therefore all potentially dilutive securities were excluded from the diluted EPS calculation, as their inclusion would have been anti-dilutive.

As of December 31, 2025 and 2024, the Company excluded the following common stock equivalents, from its calculation of diluted EPS, as their effect would have been anti-dilutive.

	2025	2024
Convertible Preferred Stock	2,494,347	2,494,347
Options	492,749	437,453
Warrants for equity investors and placement agent	78,280	78,280
Total Common Stock Equivalents	3,065,376	3,010,080

During the year ended December 31, 2025, the Company issued Simple Agreements for Future Equity (“SAFE”), which are contingently convertible upon the occurrence of specified events (e.g., an equity financing or liquidity event); as such conditions were not met as of December 31, 2025, the related shares are not considered issuable and are therefore excluded from the table above.

Deferred Financing Costs

Deferred Financing Costs. Deferred financing costs include debt discounts and debt issuance costs related to a recognized debt liability and are presented in the balance sheet as a direct deduction from the carrying value of the debt liability. Amortization of deferred financing costs are included as a component of interest expense. Deferred financing costs are amortized using the straight-line method over the term of the recognized debt liability which approximates the effective interest method.

Deferred Financing Costs. Deferred financing costs include debt discounts and debt issuance costs related to a recognized debt liability and are presented in the balance sheet as a direct deduction from the carrying value of the debt liability. Amortization of deferred financing costs are included as a component of interest expense. Deferred financing costs are amortized using the straight-line method over the term of the recognized debt liability which approximates the effective interest method.

Income Taxes

Income Taxes. The Company accounts for income taxes under the provisions of the FASB ASC Topic 740 “Income Taxes”. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of items that have been included or excluded in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined on the basis of the difference between the tax basis of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse. The Company utilizes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements as of December 31, 2025 and 2024. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date. The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses in the consolidated statements of comprehensive income. The Company is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

Income Taxes. The Company accounts for income taxes under the provisions of the FASB ASC Topic 740 “Income Taxes” (“ASC Topic 740”). The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of items that have been included or excluded in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined on the basis of the difference between the tax basis of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse. The Company utilizes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements as of December 31, 2025 and 2024. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date. The Company’s policy is to classify assessments, if any, for tax related interest as interest expense and penalties as general and administrative expenses in the consolidated statements of comprehensive income. The Company is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.

Fair Value Measurements

Fair Value Measurements. The Company measures the fair value of financial assets and liabilities based on the guidance of ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 — inputs that are unobservable (for example, cash flow modeling inputs based on assumptions)

The following table shows the fair value measurements used by level as of March 31, 2026:

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	March 31, 2026
SAFE Liabilities	$—	$—	$6,917,000	$6,917,000
Total Liabilities	$—	$—	$6,917,000	$6,917,000

The following table shows the fair value measurements used by level as of December 31, 2025:

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
SAFE Liabilities	$—	$—	$6,887,000	$6,887,000
Total Liabilities	$—	$—	$6,887,000	$6,887,000

The carrying amounts of the Company’s financial instruments, such as cash, accounts receivable, accounts payable and other current liabilities approximate fair values due to the short-term nature of these instruments The estimated fair value of the Company’s long-term debt approximates the carrying value of these instruments, due to the interest rates on this debt approximating current market interest rates.

As of December 31, 2025, the Company issued SAFEs, with gross proceeds totaling $4,700,000. The Company did not issue any additional SAFEs in the three months ended March 31, 2026.

Measurement

As there are no quoted prices or observable market inputs available for these instruments, the SAFEs are classified within Level 3 of the fair value hierarchy. The Company engaged a third-party valuation specialist to assist in the estimation of fair value at each reporting date using a Probability-Weighted Expected Return Method to probability-weight discrete outcomes (including equity financing, liquidity event, termination, and dissolution) and an Option Pricing Model to value the option-like conversion features within the applicable scenarios.

For the April 5, 2025 ($1,500,000 SAFE) issuance, the significant unobservable inputs used in the Level 3 valuation include:

Date of Valuation	March 31, 2026
Pre-Money Valuation Cap	$90,000,000
Probability of Equity Event	0%
Probability of Liquidity Event	99%
Probability of Termination	0%
Probability of Dissolution	1%
Discount Period (years)	0.04
Market Discount Rate	24.41%
Discount Factor	99%
Volatility	78%
Fair Value of SAFE	$2,208,000

For the August 1, 2025 ($3,000,000 SAFE) and December 1, 2025 ($100,000 SAFEs each) issuances, the significant unobservable inputs used in the Level 3 valuation include the inputs set forth in the table below. Because the December 2025 SAFEs had terms identical to the August 1, 2025 SAFE and management concluded there were no significant changes in the Company’s facts and circumstances or key valuation drivers between issuance dates, the Company applied the same valuation methodology and significant unobservable inputs used for the August 1, 2025 issuance to estimate the initial fair values of the December 2025 SAFEs.

Date of Valuation	March 31, 2026
Pre-Money Valuation Cap	$125,000,000
Probability of Equity Event	0%
Probability of Liquidity Event	99%
Probability of Termination	0%
Probability of Dissolution	1%
Discount Period (years)	0.04
Market Discount Rate	24.41%
Discount Factor	99%
Volatility	78%
Fair Value of SAFE	$4,709,000

The following table summarizes the changes in SAFE liabilities for the three months ended March 31, 2026:

2026
Beginning Balance, January 1	$6,887,000
Change in fair value recognized in earnings	30,000
Ending Balance, March 31	$6,917,000

As a Level 3 fair value measurement, the estimated fair value of the SAFE liabilities is sensitive to changes in significant unobservable inputs, including the assumed probability and timing of future equity financings and liquidity events, the Company’s implied equity value, volatility, and the discount rate. Changes in these inputs may increase or decrease the estimated fair value depending on their effect on the probability-weighted expected payoff to SAFE holders. For example, a decrease in the discount rate generally increases the estimated fair value; however, changes in event probabilities or volatility may have different directional effects depending on the contractual terms and modeled outcomes.

Fair Value Measurements. The Company measures the fair value of financial assets and liabilities based on the guidance of ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 — inputs that are unobservable (for example, cash flow modeling inputs based on assumptions)

The following table shows the fair value measurements used by level:

	Fair Value Measurements at Reporting Date Using:
	Quoted Prices in			Amount Reported
	Active Markets for	Significant Other	Significant	in the Balance
	Identical Assets	Observable Inputs	Unobservable	Sheet as of
	(Level 1)	(Level 2)	Inputs (Level 3)	December 31, 2025
SAFE Liabilities	—	—	6,887,000	6,887,000
Total Liabilities	$—	$—	$6,887,000	$6,887,000

The carrying amounts of the Company’s financial instruments, such as cash, accounts receivable, accounts payable and other current liabilities approximate fair values due to the short-term nature of these instruments. The estimated fair value of the Company’s long-term debt approximates the carrying value of these instruments due to the interest rates on this debt approximating current market interest rates.

During the year ended December 31, 2025, the Company issued SAFEs, with gross proceeds totaling $4,700,000.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Liability classification

The Company evaluates its SAFEs for equity classification and has concluded the instruments do not qualify for equity classification under ASC 815-40. Accordingly, the SAFEs are classified as liabilities and remeasured at fair value each reporting date, with changes in fair value recognized in earnings. See Note 10, SAFE Liabilities, for additional information.

Measurement

As there are no quoted prices or observable market inputs available for these instruments, the SAFEs are classified within Level 3 of the fair value hierarchy. The Company engaged a third-party valuation specialist to assist in the estimation of fair value at each reporting date using a Probability-Weighted Expected Return Method (“PWERM”) to probability-weight discrete outcomes (including equity financing, liquidity event, termination, and dissolution) and an Option Pricing Model (“OPM”) to value the option-like conversion features within the applicable scenarios.

For the April 5, 2025 ($1,500,000 SAFE) issuance, the significant unobservable inputs used in the Level 3 valuation include:

Date of Valuation	April 5, 2025	December 31, 2025
Pre-Money Valuation Cap	$90,000,000	$90,000,000
Probability of Equity Event	66%	20%
Probability of Liquidity Event	19%	74%
Probability of Termination	10%	5%
Probability of Dissolution	5%	1%
Discount Period (years)	0.74 – 0.90	0.16
Market Discount Rate	17.08%	22.67%
Discount Factor	87 – 89%	97%
Volatility	50 – 52%	69%
Fair Value of SAFE	$1,959,000	$2,343,000

For the August 1, 2025 ($3,000,000 SAFE) and December 1, 2025 ($100,000 SAFEs each) issuances, the significant unobservable inputs used in the Level 3 valuation include the inputs set forth in the table below. Because the December 2025 SAFEs had terms identical to the August 1, 2025 SAFE and management concluded there were no significant changes in the Company’s facts and circumstances or key valuation drivers between issuance dates, the Company applied the same valuation methodology and significant unobservable inputs used for the August 1, 2025 issuance to estimate the initial fair values of the December 2025 SAFEs.

Date of Valuation	August 1, 2025	December 31, 2025
Pre-Money Valuation Cap	$125,000,000	$125,000,000
Probability of Equity Event	66%	20%
Probability of Liquidity Event	24%	74%
Probability of Termination	5%	5%
Probability of Dissolution	5%	1%
Discount Period (years)	0.56 – 0.58	0.16 – 0.18
Market Discount Rate	20.76%	22.67%
Discount Factor	90%	96 – 97%
Volatility	56%	66 – 69%
Fair Value of SAFE	$4,059,000	$4,544,000

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The following tables summarize the changes in SAFE liabilities for the year ended December 31, 2025:

Level 3 Rollforward of SAFE Liabilities (Fair Value Basis)
Beginning Balance	$—
Issuances (initial fair value)	6,018,000
Change in fair value recognized in earnings	869,000
Ending Balance	$6,887,000

Supplemental Reconciliation of SAFE Proceeds and Earnings Impact
Proceeds from issuance of SAFEs	$4,700,000
Noncash change in fair value upon issuance (Day 1)	1,318,000
Noncash change in fair value subsequent to issuance	869,000
Ending SAFE liability at December 31, 2025	$6,887,000

The supplemental reconciliation above is provided to bridge cash proceeds to the initial and subsequent fair value measurements and to reconcile to the income statement caption Noncash Change in Fair Value of SAFE Liabilities. For the year ended December 31, 2025, the Company recognized a total noncash loss of $2,187,000, consisting of $1,318,000 attributable to initial recognition of SAFEs issued during the year where the initial fair value exceeded cash proceeds and $869,000 attributable to changes in fair value subsequent to issuance through December 31, 2025.

As a Level 3 fair value measurement, the estimated fair value of the SAFE liabilities is sensitive to changes in significant unobservable inputs, including the assumed probability and timing of future equity financings and liquidity events, the Company’s implied equity value, volatility, and the discount rate. Changes in these inputs may increase or decrease the estimated fair value depending on their effect on the probability- weighted expected payoff to SAFE holders. For example, a decrease in the discount rate generally increases the estimated fair value; however, changes in event probabilities or volatility may have different directional effects depending on the contractual terms and modeled outcomes.

Concentration of Credit Risks

Concentration of Credit Risks. Financial instruments that potentially subject the Company to concentrations of credit risk are cash equivalents and accounts receivable. Cash and cash equivalents are invested in deposits with certain financial institutions and may, at times, exceed federally insured limits. The Company has not experienced any significant losses on its deposits of cash and cash equivalents. In regard to trade receivables, the Company performs ongoing evaluations of its customers’ financial condition as well as general economic conditions and, generally, requires no collateral from its customers.

Concentration of Credit Risks. Financial instruments that potentially subject the Company to concentrations of credit risk are cash equivalents and accounts receivable. Cash and cash equivalents are invested in deposits with certain financial institutions and may, at times, exceed federally insured limits. The Company has not experienced any significant losses on its deposits of cash and cash equivalents. With regard to trade receivables, the Company performs ongoing evaluations of its customers’ financial condition as well as general economic conditions and, generally, requires no collateral from its customers.

Leases

Leases. The Company leases certain facilities and office space. Lease assets and lease liabilities are recognized at the commencement of an arrangement where it is determined at inception that a lease exists. Lease assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. These assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using an incremental borrowing rate generally applicable to the location of the lease asset, unless the implicit rate is readily determinable. Lease assets also include any upfront lease payments made and exclude lease incentives. Lease terms include options to extend or terminate the lease when it is reasonably certain that those options will be exercised. The Company has operating lease arrangements with lease and non-lease components. The non-lease components in these arrangements are not significant when compared to the lease components. For all operating leases, the Company accounts for the lease and non-lease components as a single component. In the calculation of the lease asset and corresponding liability.

Variable lease payments are generally expensed as incurred. Leases with an initial term of 12 months or less are not recorded on the balance sheet, and the expense for these short-term leases is recognized on a straight-line basis over the lease term. The depreciable life of lease assets and leasehold improvements is limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Leases. The Company leases certain facilities and office space. Lease assets and lease liabilities are recognized at the commencement of an arrangement where it is determined at inception that a lease exists. Lease assets represent the right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. These assets and liabilities are initially recognized based on the present value of lease payments over the lease term calculated using an incremental borrowing rate generally applicable to the location of the lease asset, unless the implicit rate is readily determinable. Lease assets also include any upfront lease payments made and exclude lease incentives. Lease terms include options to extend or terminate the lease when it is reasonably certain that those options will be exercised. The Company has operating lease arrangements with lease and non-lease components. The non-lease components in these arrangements are not significant when compared to the lease components. For all operating leases, the Company accounts for the lease and non-lease components as a single component in the calculation of the lease asset and corresponding liability.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Variable lease payments are generally expensed as incurred. Leases with an initial term of 12 months or less are not recorded on the balance sheet, and the expense for these short-term leases is recognized on a straight-line basis over the lease term. The depreciable life of lease assets and leasehold improvements is limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

Recent Accounting Pronouncements

Recent Accounting Pronouncements Not Yet Adopted. In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (ASU 2024-03). The new guidance requires disaggregated information about certain income statement expense line items on an annual and interim basis. This guidance will be effective for annual periods beginning the year ended December 31, 2027 and for interim periods thereafter. The new standard permits early adoption and can be applied prospectively or retrospectively. The Company is evaluating the impact of this ASU on its consolidated financial statements disclosures.

Recent Accounting Pronouncements. In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, as modified by FASB ASU No. 2019-10 and other subsequently issued related ASUs. The amendments in this Update affect loans, debt securities, trade receivables, and any other financial assets that have the contractual right to receive cash. The ASU requires an entity to recognize expected credit losses rather than incurred losses for financial assets. The amendments in this Update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company adopted this new guidance effective January 1, 2023 utilizing the modified retrospective transition method. The adoption of this standard did not have a material impact on the Company’s consolidated financial statements but did change how the allowance for credit losses is determined.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose significant segment expenses and other segment items on an interim and annual basis and provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. The ASU does not change how a public entity identifies its operating segments, aggregates them, or applies the quantitative threshold to determine its reportable segments. The new disclosure requirements are also applicable to entities that account and report as a single operating segment entity. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. The Company adopted the guidance for the annual reporting period ended December 31, 2024. There was no impact on the Company’s reportable segments identified.

Segment Reporting

Segment Reporting. The Company uses “the management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer (“CEO”) of the Company, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. The Company’s primary revenue stream includes the sale of aerial robotic systems and related software solutions that enable data collection, mapping, and inspection. Based on the CODM’s evaluation and internal reporting, the Company has one reportable segment: Aerial Robotic Systems.

Segment Reporting. The Company uses “the management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company’s chief operating decision maker (“CODM”) is the Chairman and Chief Executive Officer (“CEO”) of the Company, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. The Company’s primary revenue stream includes the sale of aerial robotic systems and related software solutions that enable data collection, mapping, and inspection. Based on the CODM’s evaluation and internal reporting, the Company has one reportable segment: Aerial Robotic Systems.